Financial obligations - Additional information (Details)						1 Months Ended		12 Months Ended
	May 22, 2023	May 02, 2022 USD ($) installment	Jan. 03, 2022 USD ($)	Oct. 29, 2019 USD ($)	Dec. 02, 2009 USD ($)	Oct. 31, 2024 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 02, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 23, 2021 USD ($)	Jun. 27, 2016 USD ($)
Disclosure of Financial obligations [Line Items]
Equity								$ 3,559,701,000	$ 3,169,211,000	$ 3,162,941,000		$ 2,538,531,000
Amount of prepaid								$ 0	$ 49,000,000	$ 50,000,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount													$ 550,000,000	$ 275,000,000
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2024 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 113,325,695
Borrowings, interest rate				3.76%
Borrowings, maturity				October 2024
Amount of prepaid						$ 6,071,000
Term of debt				5 years
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount				$ 48,568,155
Borrowings, interest rate basis	three-month SOFR plus 2.65%			Three-month LIBOR plus 2.39
Borrowings, adjustment to interest rate basis	2.65%			2.39%
Borrowings, maturity				October 2026
Amount of prepaid						$ 48,568,000
Term of debt				7 years
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche I
Disclosure of Financial obligations [Line Items]
Notional amount		$ 35,000,000			$ 44,191,000
Borrowings, interest rate		5.05%
Final installment amount		$ 22,531,250
Amount of prepaid					$ 9,191,364
Term of debt		60 months
Number of fixed quarterly installments | installment		20
Banco de Credito del Peru and Empresa de Generacion Huanza, Tranche II
Disclosure of Financial obligations [Line Items]
Notional amount		$ 55,000,000					$ 68,905,000
Borrowings, interest rate		5.05%
Final installment amount		$ 35,406,250
Amount of prepaid							$ 13,904,800
Term of debt		60 months
Number of fixed quarterly installments | installment		20
Banco de Credito del Peru [member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio								1.2
Banco de Credito del Peru [member] | Maximum
Disclosure of Financial obligations [Line Items]
Debt equity ratio								2.2
Syndicated Term Loan | January 3, 2022
Disclosure of Financial obligations [Line Items]
Amount of prepaid			$ 100,000,000
Syndicated Term Loan | March 2, 2022
Disclosure of Financial obligations [Line Items]
Borrowings											$ 175,000,000
Line of credit
Disclosure of Financial obligations [Line Items]
Borrowing capacity								$ 200,000,000